Risks Arising From Financial Instruments - Additional Information (Detail) $ in Millions				1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2018	Dec. 31, 2017	May 31, 2017	Sep. 30, 2013	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged						$ 17,116.0	$ 16,019.0
Description of methods to use sensitivity analysis is assessed						Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2023 and 31 December 2022.
Financial Liabilities						$ 105,662.0	108,229.0	[1]
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities						4,718.0	4,763.0	[1]
Floating interest rate [member] | Nigeria [member]
Disclosure of detailed information about financial instruments [line items]
Borrowed amount						389.0
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net						7,908.0	8,482.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities						$ 741.0	$ 762.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ						15.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%	85.00%	55.00%			85.00%
Put option re-measured at fair value	$ 300.0					$ 600.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged						100.5
Loss recognized in the profit or loss						$ (325.0)
Reasonable possible volatility rate						18.00%	28.00%		27.00%
Positive/negative impact on profit before tax						$ 1,181.0	$ 1,660.0		$ 1,604.0
Interest Rate Risk [Member] | Interest rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input liabilities						100.00%	100.00%		100.00%
Percentage of reasonably possible increase in unobservable input, liabilities						100.00%	100.00%		100.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities						$ 2,469.0
Proportion of company's financial liabilities						3.20%
Higher/lower interest expense						$ 26.0	$ 46.0		$ 20.0
Higher/lower interest income						96.0	93.0		$ 81.0
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities						$ 17.0	83.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description						There was no significant concentration of credit risks with any single counterparty as of 31 December 2023 and no single customer represented more than 10% of the total revenue of the group in 2023.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer						10.00%
Currency risk [member] | Currency [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves						$ 504.0	$ 537.0
Percentage of reasonably possible decrease in unobservable input liabilities						10.00%	10.00%		10.00%
Increase decrease in fair value measurement due to reasonable possible decrease in unobservable input recognized in profit or loss before tax liabilities						$ 98.0	$ 144.0		$ 99.0
Increase decrease in fair value measurement due to reasonable possible increase in unobservable input recognized in profit or loss tax liabilities						$ 98.0	$ 144.0		$ 99.0
Percentage of reasonably possible increase in unobservable input, liabilities						10.00%	10.00%		10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability						$ 577.0	$ 585.0
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount						6,000,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | September 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount					500,000,000	500,000,000
Interest rate percentage					4.00%
Appointment period					September 2013
Maturity period					September 2025
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount				700,000,000		337,000,000
Interest rate percentage				2.25%
Appointment period				May 2017
Maturity period				May 2029
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2037 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount				900,000,000		248,000,000
Interest rate percentage				2.85%
Maturity period				May 2037

[1]	Amended to conform to 2023 presentation.